Shareholders' equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 10, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock (shares)	3,500,000,000			3,500,000,000
Common stock, par value (usd per share)	$ 0.01			$ 0.01
Common stock, shares, outstanding (shares)	960,425,669
Additional shares authorized to be repurchased		$ 830,000,000
Treasury stock acquired (shares)	63,700,000
Treasury stock acquired, average cost per share (usd per share)	$ 51.29
Shares repurchased during period, value	$ 3,300,000,000
Stock repurchase program, remaining authorized repurchase amount	$ 1,300,000,000
Preferred stock, shares authorized (shares)	100,000,000			100,000,000
Preferred stock, par value (usd per share)	$ 0.01			$ 0.01
Temporary equity	$ 129,000,000			$ 179,000,000
A2017 Capital Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount of shares to repurchase					$ 2,600,000,000.0
A2018 Capital Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount of shares to repurchase			$ 2,400,000,000.0